Income Tax - Summary of Reconciliation of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 163	$ 81
Canadian statutory rate	23.30%	23.40%
Expected income tax provision	$ 38	$ 19
Earnings taxed in foreign jurisdictions	3	6
Change in unrecognized deferred tax asset	29	15
Amounts not deductible (taxable) for tax purposes	3	7
Impact of OECD Pillar Two current taxes	0	3
Withholding tax on dividends received from foreign subsidiaries	26	0
Other	0	(1)
Income taxes	$ 99	$ 49